UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Macatawa Bank Corporation
Address:  10753 Macatawa Drive
          Holland, MI 49424



Form 13F File Number:  28-13033

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Nadine Terpstra
Title:    Vice President-Trust Operations Manager
Phone:    616-233-3311

Signature, Place, and Date of Signing:


/s/ Nadine Terpstra                  Holland, MI                 5/8/09
[Signature]                         [City, State]                [Date]
Nadine Terpstra

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        66

Form 13F Information Table Value Total:   $65,540
                                        (thousands)


List of Other Included Managers:66
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File #     Name
01   28-13155            Macatawa Bank


                                    FORM 13F INFORMATION TABLE


                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----

AT&T INC.                          COM    00206R102        1632        64753  SH        DEFINED      1     44881             19872
ALTRIA GROUP INC COM               COM    02209S103         175        10900  SH        DEFINED      1     10400               500
ADOBE SYSTEMS DEL                  COM    00724F101         827        38604  SH        DEFINED      1     21035             17569
APPLE COMPUTER INC COM             COM    037833100         523         4972  SH        DEFINED      1      1885              3087
AUTODESK INC.                      COM    052769106         409        24325  SH        DEFINED      1     13605             10720
BANK OF AMERICA CORP NEW COM       COM    060505104         279        40955  SH        DEFINED      1     23838             17117
BAXTER INTL INC COM                COM    071813109         233         4550  SH        DEFINED      1      3100              1450
BP AMOCO PLC SPONSORED ADR         COM    055622104         318         7935  SH        DEFINED      1      7835               100
BRISTOL MYERS SQUIBB COMPANY       COM    110122108         969        44174  SH        DEFINED      1     30619             13555
CISCO SYSTEMS INC.                 COM    17275R102        2288       136440  SH        DEFINED      1     75912             60528
EXXON MOBIL CORP COM               COM    30231G102        2044    30010.418  SH        DEFINED      1     22349          7661.418
GOOGLE INC CL A                    COM    38259P508         957         2751  SH        DEFINED      1      1157              1594
INTUITIVE SURGICAL INC COM NEW     COM    46120E602         362         3794  SH        DEFINED      1      1507              2287
BANK OF FLORIDA CORP COM           COM    062128103         158        42000  SH        DEFINED      1     42000                 0
BANNER CORP COM                    COM    06652V109         129        44400  SH        DEFINED      1     30000             14400
BERKSHIRE HATHAWAY INC CL B        COM    084670207         344          122  SH        DEFINED      1       122                 0
COACH INC COM                      COM    189754104         530        31678  SH        DEFINED      1     20908             10770
COBIZ INC COM                      COM    190897108          79        15000  SH        DEFINED      1     15000                 0
COGNIZANT TECH SOLUTNS CL A        COM    192446102        1160        55791  SH        DEFINED      1     28666             27125
CRESCENT FINL CORP COM             COM    225744101         199        55250  SH        DEFINED      1     43250             12000
DANAHER CORP DEL COM               COM    235851102        1159        21365  SH        DEFINED      1     12445              8920
ENERGY CONVERSN DEVICE COM         COM    292659109         418        31465  SH        DEFINED      1     16585             14880
ENTERPRISE FINL SVCS COM           COM    293712105         205        21000  SH        DEFINED      1     17000              4000
FIFTH THIRD BANCORP COM            COM    316773100         129        44221  SH        DEFINED      1      7671             36550
FIRST CALIFORNIA FINL COM NEW      COM    319395109         429       102000  SH        DEFINED      1     74000             28000
FIRST COMMUNITY CORPORATION        COM    319835104         165        25024  SH        DEFINED      1     25024                 0
FISERV INC.                        COM    337738108        1838        50431  SH        DEFINED      1     30816             19615
GENERAL ELECTRIC                   COM    369604103         781        77248  SH        DEFINED      1     59028             18220
GENTEX CORP COM                    COM    371901109         244   24490.5221  SH        DEFINED      1     20455         4035.5221
HUNTINGTON BANCSHARES COM          COM    446150104         323       194948  SH        DEFINED      1    192742              2206
INDEPENDENT BANK CORPORATION       COM    453838104         180        76590  SH        DEFINED      1     49862             26728
JOHNSON & JOHNSON COM              COM    478160104        2312        43959  SH        DEFINED      1     29363             14596
KRAFT FOODS INC                    COM    50075N104         215         9639  SH        DEFINED      1      9639                 0
LILLY ELI & CO COM                 COM    532457108         891        26690  SH        DEFINED      1     17660              9030
LOWES COS INC COM                  COM    548661107        1192        65330  SH        DEFINED      1     41770             23560
MACATAWA BANK CORPORATION          COM    554225102        4137  1118120.543  SH        DEFINED      1    655263       462857.5425
MONSANTO CO NEW COM                COM    61166W101        8535       102710  SH        DEFINED      1    102710                 0
NEWBRIDGE BANCORP COM              COM    65080T102         226       107000  SH        DEFINED      1     81000             26000
NORTHRIM BANCORP INC COM           COM    666762109         293        29700  SH        DEFINED      1     21000              8700
ORACLE CORP COM                    COM    68389X105         246        13631  SH        DEFINED      1      4425              9206
PACIFIC CONTINENTAL COM            COM    69412V108         361        31000  SH        DEFINED      1     25000              6000
PEPSICO INC COM                    COM    713448108        1515        29424  SH        DEFINED      1     18099             11325
PFIZER INC COM                     COM    717081103        7704       565679  SH        DEFINED      1    562579              3100
PHILIP MORRIS INTERNATIONAL        COM    718172109         286         8030  SH        DEFINED      1      7800               230
POWERSHARES ETF TRUST WNDRHLL      COM    73935X500         516        67965  SH        DEFINED      1     35590             32375
POWERSHARES ETF TRUST DYN BIOT     COM    73935X856         946        74482  SH        DEFINED      1     38867             35615
PREMIERWEST BANCORP COM            COM    740921101          72        18000  SH        DEFINED      1     18000                 0
PROCTER & GAMBLE CO COM            COM    742718109        1426        30278  SH        DEFINED      1     19018             11260
 PRIVATE BANCORP INC COM           COM    742962103         166        11500  SH        DEFINED      1     11500                 0
 PROGENICS PHARMACEUTICAL INC      COM    743187106          65        10000  SH        DEFINED      1      7500              2500
PULASKI FINANCIAL CORP COM         COM    745548107         174        34849  SH        DEFINED      1     34849                 0
SEI INVESTMENTS CO COM             COM    784117103         766        62715  SH        DEFINED      1     43910             18805
SCHLUMBERGER LTD COM               COM    806857108        1184        29166  SH        DEFINED      1     17266             11900
SCHWAB CHARLES CP NEW COM          COM    808513105         613        39511  SH        DEFINED      1     28386             11125
SIERRA BANCORP COM                 COM    82620P102         156        16000  SH        DEFINED      1     16000                 0
STRYKER CORP COM                   COM    863667101        5200       152763  SH        DEFINED      1    137719             15044
TEVA PHARMACEUTICAL INDS. ADR      COM    881624209        1436        31872  SH        DEFINED      1     20417             11455
TOWER FINANCIAL                    COM    891769101         394        80730  SH        DEFINED      1     58539             22191
UNITED PARCEL SERVICE              COM    911312106         805        16357  SH        DEFINED      1     16357                 0
UNITED TECHNOLOGIES CP COM         COM    913017109         461        10728  SH        DEFINED      1      5383              5345
VANGUARD INDEX FDS MID CAP VIP     ETF    922908629        1161        29452  SH        DEFINED      1     18902             10550
VERIZON COMMUNICATIONS INC         COM    92343V104         214         7113  SH        DEFINED      1      6738               375
WALGREEN COMPANY                   COM    931422109         921        35480  SH        DEFINED      1     23440             12040
WASHINGTON BKG OAK HBR COM         COM    937303105         333        49000  SH        DEFINED      1     35000             14000
 WASTE MANAGEMENT INC              COM    94106L109         256        10000  SH        DEFINED      1     10000                 0
XTO ENERGY INC COM                 COM    98385X106         876        28626  SH        DEFINED      1     15852             12774



REPORT SUMMARY                66 DATA RECORDS            65,540
